RELATED PARTY TRANSACTIONS 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Related party receivables	$ 303	$ 1,986
SeaTeam Singapore Pte Limited
Related Party Transaction [Line Items]
Related party receivables	86	157
ITCL
Related Party Transaction [Line Items]
Related party receivables	$ 217	$ 1,829